MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST         Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 1998                          New York, New York 10048

DEAR SHAREHOLDER:

During the first six months of 1998, interest rates continued to trend lower while inflation remained benign. This scenario prevailed despite a robust economy and tight labor conditions. Amid the financial turmoil in Asia, the market witnessed a flight to the quality of U.S. government securities. In the face of many weaker Asian currencies, observers cautioned that the dollar's strength could cause worldwide demand for U.S. products to slow, eventually weakening the U.S. economy. These factors, combined with prospects for the first federal budget surplus in more than two decades, pushed down interest rates on intermediate- and long-term securities.

Over the course of the six-month period ended June 30, 1998, yields on five-year U.S. Treasury securities ranged from 5.21 percent to 5.79 percent. At the end of the period, the five-year Treasury note was yielding 5.47 percent, compared to
5.71 percent six months ago.

PERFORMANCE AND PORTFOLIO

For the six-month period ended June 30, 1998, Morgan Stanley Dean Witter U.S. Government Securities Trust Class B produced a total return of 3.20 percent, compared to returns of 4.18 percent for the Lehman Brothers General U.S. Government Funds Index and 3.54 percent for the Lipper General U.S. Government Fund Index. For the same period, the Fund's Class A, C and D shares had total returns of 3.46 percent, 3.09 percent and 3.58 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The Fund underperformed its benchmark indexes primarily because of its overweighted position in mortgage-backed securities, which underperformed duration-equivalent U.S. Treasury securities during the period. However, we believe that despite their recent underperformance, mortgage-backed securities continue to offer both significant long-term value and, in the current investment environment, an incremental yield incentive over U.S. Treasury securities having comparable maturities and the potential for better long-term total returns over time.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

As of June 30, 1998, approximately 74 percent of the Fund's portfolio was invested in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), 22 percent in zero-coupon obligations of the U.S. Government and the Resolution Funding Corporation (REFCORP) and 4 percent in U.S. Treasury securities. The Fund's duration was approximately 4.6 years.

LOOKING AHEAD

As mentioned, the turmoil in the emerging markets and Southeast Asia increased demand for U.S. Treasury securities and the U.S. dollar. As the crisis continues to unfold through the remainder of 1998, we believe that the deflationary trend of those economies could be beneficial to holding inflation in check in the United States.

Although, there can be no assurances as to what the outcome will be, we believe that the U.S. economy is likely to maintain a moderate pace for the balance of 1998. However, should inordinately strong economic growth give rise to inflationary pressures, the Federal Reserve may need to reassess its current monetary policy.

We appreciate your ongoing support of Morgan Stanley Dean Witter U.S. Government Securities Trust and look forward to continuing to serve your investment objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)

PRINCIPAL                     DESCRIPTION
AMOUNT IN                         AND                         COUPON
THOUSANDS                    MATURITY DATE                     RATE         VALUE
--------------------------------------------------------------------------------------
             MORTGAGE-BACKED SECURITIES (74.0%)
             Government National Mortgage Assoc. I (73.0%)
$   25,000   *.............................................    6.00 %   $   24,421,875
   304,593   10/15/22 - 02/15/24...........................    6.50        303,831,500
 1,528,747   04/15/17 - 04/15/26...........................    7.00      1,552,633,421
   756,160   11/15/02 - 06/15/27...........................    7.50        776,954,650
   274,343   10/15/16 - 07/15/26...........................    8.00        284,202,658
   270,985   07/15/06 - 04/15/25...........................    8.50        285,719,614
   198,580   10/15/08 - 08/15/21...........................    9.00        212,480,952
   132,736   10/15/09 - 12/15/20...........................    9.50        143,313,393
   145,389   11/15/09 - 11/15/20...........................   10.00        158,746,076
       405   05/15/10 - 06/15/15...........................   12.50            462,991
                                                                        --------------
                                                                         3,742,767,130
                                                                        --------------
             Government National Mortgage Assoc. II (0.8%)
    42,797   01/20/24 - 02/20/24...........................    6.50         42,516,602
                                                                        --------------
             Government National Mortgage Assoc. GPM I
             (0.2%)
     6,247   08/15/13 - 09/15/15...........................   12.25          7,217,604
                                                                        --------------
             TOTAL MORTGAGE-BACKED SECURITIES
             (Identified Cost $3,674,125,130)........................    3,792,501,336
                                                                        --------------

             U.S. GOVERNMENT OBLIGATIONS (17.7%)
             U.S. Treasury Notes (4.1%)
    50,000   08/15/07......................................    6.125        51,995,500
    10,000   02/15/07......................................    6.25         10,468,400
     3,800   01/15/99......................................    6.375         3,819,836
    88,200   10/15/98......................................    7.125        88,670,106
    57,500   08/15/98......................................    9.25         57,752,425
                                                                        --------------
                                                                           212,706,267
                                                                        --------------
             U.S. Treasury Principal Strips (13.6%)
   123,000   02/15/04......................................    0.00         90,519,390
   380,000   05/15/04......................................    0.00        275,667,200
   385,000   08/15/04......................................    0.00        275,767,800
    75,000   11/15/04......................................    0.00         52,902,750
                                                                        --------------
                                                                           694,857,140
                                                                        --------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Identified Cost $799,477,318)..........................      907,563,407
                                                                        --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL                     DESCRIPTION
AMOUNT IN                         AND                         COUPON
THOUSANDS                    MATURITY DATE                     RATE         VALUE
--------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES (8.3%)
             Resolution Funding Corp Zero Coupon Strips
$   33,500   07/15/02......................................    0.00 %   $   26,910,550
     5,049   10/15/02......................................    0.00          4,001,231
   109,000   04/15/03......................................    0.00         83,608,450
    55,000   07/15/03......................................    0.00         41,608,050
    69,000   10/15/03......................................    0.00         51,481,590
    89,882   01/15/04......................................    0.00         66,004,847
    84,419   04/15/04......................................    0.00         61,134,550
    68,000   07/15/04......................................    0.00         48,562,880
    18,000   07/15/07......................................    0.00         10,805,940
    56,000   10/15/07......................................    0.00         33,146,960
                                                                        --------------

             TOTAL U.S. GOVERNMENT AGENCIES
             (Identified Cost $380,190,771)..........................      427,265,048
                                                                        --------------

             TOTAL INVESTMENTS
             (Identified Cost $4,853,793,219) (a)..........  100.0%      5,127,329,791

             LIABILITIES IN EXCESS OF CASH AND OTHER
             ASSETS........................................   (0.0)           (333,565)
                                                             -----      --------------

             NET ASSETS....................................  100.0%     $5,126,996,226
                                                             =====      ==============


---------------------
GPM  Graduated Payment Mortgage.

 * Securities purchased on a forward commitment with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $274,537,327 and the aggregate gross unrealized depreciation is $1,000,755, resulting in net unrealized appreciation of $273,536,572.




                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $4,853,793,219).......  $ 5,127,329,791
Cash....................................          323,266
Receivable for:
    Interest............................       27,994,318
    Shares of beneficial interest
     sold...............................       11,780,403
Prepaid expenses and other assets.......           94,672
                                          ---------------
    TOTAL ASSETS........................    5,167,522,450
                                          ---------------
LIABILITIES:
Payable for:
    Investments purchased...............       24,318,490
    Shares of beneficial interest
     repurchased........................        6,944,617
    Dividends and distributions to
     shareholders.......................        3,394,613
    Plan of distribution fee............        3,385,017
    Investment management fee...........        1,966,473
Accrued expenses........................          517,014
                                          ---------------
    TOTAL LIABILITIES...................       40,526,224
                                          ---------------
    NET ASSETS..........................  $ 5,126,996,226
                                          ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital.........................  $ 5,878,575,140
Net unrealized appreciation.............      273,536,572
Accumulated net realized loss...........   (1,025,115,486)
                                          ---------------
    NET ASSETS..........................  $ 5,126,996,226
                                          ===============
CLASS A SHARES:
Net Assets..............................      $37,904,811
Shares Outstanding (unlimited
 authorized,
 $.01 par value)........................        4,162,351
    NET ASSET VALUE PER SHARE...........            $9.11
                                                    =====
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net
     asset value).......................            $9.51
                                                    =====
CLASS B SHARES:
Net Assets..............................   $5,069,836,062
Shares Outstanding (unlimited authorized,
 $.01 par value)........................      555,702,133
    NET ASSET VALUE PER SHARE...........            $9.12
                                                    =====
CLASS C SHARES:
Net Assets..............................       $8,199,214
Shares Outstanding (unlimited authorized,
 $.01 par value)........................          892,764
    NET ASSET VALUE PER SHARE...........            $9.18
                                                    =====
CLASS D SHARES:
Net Assets..............................      $11,056,139
Shares Outstanding (unlimited authorized,
 $.01 par value)........................        1,211,459
    NET ASSET VALUE PER SHARE...........            $9.13
                                                    =====

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998
 (unaudited)
NET INVESTMENT INCOME:

INTEREST INCOME..........................  $193,315,626
                                           ------------

EXPENSES
Plan of distribution fee (Class A
 shares).................................        29,894
Plan of distribution fee (Class B
 shares).................................    19,628,639
Plan of distribution fee (Class C
 shares).................................        26,189
Investment management fee................    11,384,142
Transfer agent fees and expenses.........     1,982,628
Custodian fees...........................       428,671
Shareholder reports and notices..........        87,535
Professional fees........................        39,383
Registration fees........................        18,374
Trustees' fees and expenses..............         9,961
Other....................................        39,565
                                           ------------

    TOTAL EXPENSES.......................    33,674,981
                                           ------------

    NET INVESTMENT INCOME................   159,640,645
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss........................    (1,027,417)
Net change in unrealized appreciation....    12,500,677
                                           ------------

    NET GAIN.............................    11,473,260
                                           ------------

NET INCREASE.............................  $171,113,905
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE SIX          FOR THE YEAR
                                                      MONTHS ENDED            ENDED
                                                     JUNE 30, 1998      DECEMBER 31, 1997*
------------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income............................    $  159,640,645       $  363,800,467
Net realized loss................................        (1,027,417)          (3,836,410)
Net change in unrealized appreciation............        12,500,677          118,550,225
                                                     --------------       --------------

    NET INCREASE.................................       171,113,905          478,514,282
                                                     --------------       --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
INCOME:
Class A shares...................................          (857,591)            (342,413)
Class B shares...................................      (158,217,387)        (363,065,315)
Class C shares...................................          (208,999)             (61,336)
Class D shares...................................          (356,668)            (326,681)
                                                     --------------       --------------

    TOTAL DIVIDENDS..............................      (159,640,645)        (363,795,745)
                                                     --------------       --------------

Net decrease from transactions in shares of
 beneficial interest.............................      (349,893,328)      (1,098,840,399)
                                                     --------------       --------------

    NET DECREASE.................................      (338,420,068)        (984,121,862)

NET ASSETS:
Beginning of period..............................     5,465,416,294        6,449,538,156
                                                     --------------       --------------

    END OF PERIOD................................    $5,126,996,226       $5,465,416,294
                                                     ==============       ==============

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund"), formerly Dean Witter U.S. Government Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other then shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

(3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service;
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class
C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $20,580,121 at June 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,774,882 and $7,769, respectively and received $24,229 in front-end sales charges from sales

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 1998 were $146,330,469 and $530,685,691, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $239,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,083. At June 30, 1998, the Fund had an accrued pension liability of $50,195 included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At December 31, 1997, the Fund had an net capital loss carryover of approximately $1,022,594,000 which may be used to offset future capital gains to the extent provided by regulations which is available through December 31 of the following years:

                                 AMOUNT IN THOUSANDS
-------------------------------------------------------------------------------------
  1998       1999       2000       2001       2002       2003       2004       2005
--------   --------   --------   --------   --------   --------   --------   --------
$108,731   $261,525   $154,964   $263,492   $118,056   $63,667    $49,153     $3,006
========   ========   ========   ========   ========   =======    =======     ======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,418,000 during fiscal 1997.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

At December 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                  FOR THE SIX                        FOR THE YEAR
                                                                 MONTHS ENDED                           ENDED
                                                                 JUNE 30, 1998                   DECEMBER 31, 1997+*
                                                          ---------------------------       ------------------------------
                                                                  (unaudited)
                                                            SHARES         AMOUNT              SHARES          AMOUNT
                                                          -----------   -------------       ------------   ---------------
CLASS A SHARES
Sold....................................................    2,162,608   $  19,689,269          2,724,542   $    24,540,441
Reinvestment of dividends...............................       40,938         372,107              7,949            72,059
Redeemed................................................     (333,450)     (3,041,423)          (440,236)       (3,982,964)
                                                          -----------   -------------       ------------   ---------------
Net increase - Class A..................................    1,870,096      17,019,953          2,292,255        20,629,536
                                                          -----------   -------------       ------------   ---------------
CLASS B SHARES
Sold....................................................   39,100,295     356,468,372         67,708,563       606,120,050
Reinvestment of dividends...............................    8,770,423      79,846,184         20,782,743       185,683,576
Redeemed................................................  (88,446,438)   (806,707,265)      (214,633,493)   (1,917,929,811)
                                                          -----------   -------------       ------------   ---------------
Net decrease - Class B..................................  (40,575,720)   (370,392,709)      (126,142,187)   (1,126,126,185)
                                                          -----------   -------------       ------------   ---------------
CLASS C SHARES
Sold....................................................    1,127,966      10,364,303            552,334         5,029,381
Reinvestment of dividends...............................       14,317         131,219              4,930            45,056
Redeemed................................................     (727,654)     (6,679,084)           (79,129)         (724,422)
                                                          -----------   -------------       ------------   ---------------
Net increase - Class C..................................      414,629       3,816,438            478,135         4,350,015
                                                          -----------   -------------       ------------   ---------------
CLASS D SHARES
Sold....................................................      293,295       2,676,176            324,174         2,938,529
Reinvestment of dividends...............................       37,014         337,100             34,780           314,925
Redeemed................................................     (366,986)     (3,350,286)          (104,962)         (947,219)
                                                          -----------   -------------       ------------   ---------------
Net increase (decrease) - Class D.......................      (36,677)       (337,010)           253,992         2,306,235
                                                          -----------   -------------       ------------   ---------------
Net decrease in Fund....................................  (38,327,672)  $(349,893,328)      (123,117,805)  $(1,098,840,399)
                                                          ===========   =============       ============   ===============

---------------------
+ On July 28, 1997, 994,144 shares representing $8,977,118 were transferred to
  Class D.
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE SIX                FOR THE YEAR ENDED DECEMBER 31
                                                            MONTHS ENDED     ----------------------------------------------------
                                                           JUNE 30, 1998++    1997*       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)
CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.....................       $9.10          $8.92      $9.21      $8.41      $9.31      $9.30
                                                                -----          -----      -----      -----      -----      -----
Net investment income....................................        0.27           0.56       0.56       0.57       0.58       0.64
Net realized and unrealized gain (loss)..................        0.02           0.18      (0.29)      0.80      (0.90)      0.01
                                                                -----          -----      -----      -----      -----      -----
Total from investment operations.........................        0.29           0.74       0.27       1.37      (0.32)      0.65
                                                                -----          -----      -----      -----      -----      -----
Less dividends from net investment income................       (0.27)         (0.56)     (0.56)     (0.57)     (0.58)     (0.64)
                                                                -----          -----      -----      -----      -----      -----
Net asset value, end of period...........................       $9.12          $9.10      $8.92      $9.21      $8.41      $9.31
                                                                =====          =====      =====      =====      =====      =====
TOTAL INVESTMENT RETURN+.................................        3.20%(1)       8.56%      3.16%     16.74%     (3.51)%     7.13%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................        1.28%(2)       1.26%      1.25%      1.24%      1.22%      1.18%

Net investment income....................................        6.05%(2)       6.22%      6.28%      6.44%      6.57%      6.78%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions...................      $5,070         $5,429     $6,450     $7,955     $8,211    $12,235
Portfolio turnover rate..................................           3%(1)          4%         8%        14%        26%        32%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                                                                                    FOR THE PERIOD
                                                                FOR THE SIX         JULY 28, 1997*
                                                               MONTHS ENDED             THROUGH
                                                              JUNE 30, 1998++      DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------
                                                                (unaudited)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $9.09                $9.03
                                                                     -----                -----
Net investment income.......................................          0.30                 0.25
Net realized and unrealized gain............................          0.02                 0.06
                                                                     -----                -----
Total from investment operations............................          0.32                 0.31
                                                                     -----                -----
Less dividends from net investment income...................         (0.30)               (0.25)
                                                                     -----                -----
Net asset value, end of period..............................         $9.11                $9.09
                                                                     =====                =====
TOTAL INVESTMENT RETURN+....................................          3.46%(1)             3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.75%(2)             0.77%(2)
Net investment income.......................................          6.52%(2)             6.57%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $37,905              $20,841
Portfolio turnover rate.....................................             3%(1)                4%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................         $9.17                $9.03
                                                                     -----                -----
Net investment income.......................................          0.28                 0.23
Net realized and unrealized gain............................          0.01                 0.14
                                                                     -----                -----
Total from investment operations............................          0.29                 0.37
                                                                     -----                -----
Less dividends from net investment income...................         (0.28)               (0.23)
                                                                     -----                -----
Net asset value, end of period..............................         $9.18                $9.17
                                                                     =====                =====
TOTAL INVESTMENT RETURN+....................................          3.09%(1)             4.14%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.28%(2)             1.25%(2)
Net investment income.......................................          5.99%(2)             5.81%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $8,199               $4,385
Portfolio turnover rate.....................................             3%(1)                4%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                                                                                 FOR THE PERIOD
                                                                FOR THE SIX      JULY 28, 1997*
                                                               MONTHS ENDED          THROUGH
                                                              JUNE 30, 1998++   DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................         $9.11             $9.03
                                                                     -----             -----
Net investment income.......................................          0.31              0.27
Net realized and unrealized gain............................          0.02              0.08
                                                                     -----             -----
Total from investment operations............................          0.33              0.35
                                                                     -----             -----
Less dividends from net investment income...................         (0.31)            (0.27)
                                                                     -----             -----
Net asset value, end of period..............................         $9.13             $9.11
                                                                     =====             =====
TOTAL INVESTMENT RETURN+....................................          3.58%(1)          3.87%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses....................................................          0.53%(2)          0.52%(2)

Net investment income.......................................          6.78%(2)          6.91%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................       $11,056           $11,367

Portfolio turnover rate.....................................             3%(1)             4%

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
U.S. GOVERNMENT
SECURITIES TRUST

[PHOTO]

SEMIANNUAL REPORT
JUNE 30, 1998